ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

August 5, 2020

Nathan D. Somogie T +1 617 951 7326 nathan.somogie@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Pantheon Fund, LLC (the “Fund”)

(File Nos. 333-238184 and 811-22973)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Fund hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Fund pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Fund’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-2, which was filed by electronic transmission on July 24, 2020 pursuant to Section 8(c) under the 1933 Act and is the most recent amendment to the Fund’s Registration Statement on Form N-2:

(i)	Prospectus for the Fund dated July 31, 2020; and

(ii)	Statement of Additional Information for the Fund, dated July 31, 2020.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned.

Sincerely,

/s/ Nathan D. Somogie

Nathan D. Somogie, Esq.

cc:	Mark J. Duggan, AMG Funds LLC

Kara Zanger, Pantheon Ventures

Maureen Meredith, AMG Funds LLC

Gregory C. Davis, Esq.